Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Schedule of Transactions with Key Management Personnel	The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2025 £m	2024 £m	2023 £m
Salaries and other short-term benefits	15	14	15
Share-based payments	22	18	15
Total compensation	37	32	30

Share options over Lloyds Banking Group plc shares	2025 million	2024 million	2023 million
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

Share plans settled in Lloyds Banking Group plc shares	2025 million	2024 million	2023 million
At 1 January	114	55	72
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	42	69	27
Exercised/lapsed (includes entitlements of former key management personnel)	(9)	(10)	(44)
At 31 December	147	114	55
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2025 £m	2024 £m	2023 £m
At 1 January	1	1	2
Advanced (includes loans to appointed key management personnel)	1	1	–
Repayments (includes loans to former key management personnel)	(1)	(1)	(1)
At 31 December	1	1	1

Deposits	2025 £m	2024 £m	2023 £m
At 1 January	8	14	10
Placed (includes deposits of appointed key management personnel)	43	32	45
Withdrawn (includes deposits of former key management personnel)	(44)	(38)	(41)
At 31 December	7	8	14

Schedule of Balances and Transactions Between Members of the Lloyds Bank Group	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group’s balance sheet as follows:

	2025 £m	2024 £m
Assets, included within:
Derivative financial instruments	742	807
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings[1]	1,182	560
	1,924	1,367
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Derivative financial instruments	580	687
Debt securities in issue at amortised cost	18,223	19,198
Subordinated liabilities	8,600	7,336
	31,255	31,270